Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.1%)
Pennsylvania (97.6%)
	Abington Heights School District Lackawanna County GO	5.250%	9/1/2050	2,250	2,365
	Abington Heights School District Lackawanna County GO	5.250%	9/1/2054	3,910	4,101
	Abington School District GO	4.000%	10/1/2038	2,555	2,570
	Adams County General Authority College & University Revenue	5.000%	8/15/2033	795	907
	Adams County General Authority College & University Revenue	5.000%	8/15/2036	1,035	1,190
	Adams County General Authority College & University Revenue	5.000%	8/15/2039	1,195	1,342
	Adams County General Authority College & University Revenue	5.000%	8/15/2043	750	813
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	5,000	5,149
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2039	1,750	1,882
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2044	2,350	2,421
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2054	1,100	1,077
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2059	4,000	3,871
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2048	1,000	1,060
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2051	5,250	5,359
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2053	1,000	1,048
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2056	5,000	5,087
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2037	1,050	1,072
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2038	1,105	1,122
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	1,400	1,414
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	15	15
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,120	2,137
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2041	2,500	2,502
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2045	4,000	4,248
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2046	4,000	4,210
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	1.800%	3/2/2026	12,915	12,915
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/2026	10	10
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	1,000	1,043
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,000	2,096
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	4,750	4,969
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,500	5,740
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	2,530	2,594
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,250	5,472
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	11,190	11,424
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	5,250	5,329
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	1,500	1,511
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	26,585	25,349
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/2031	905	855
	Allegheny County IDA Charter School Aid Revenue	6.000%	7/15/2038	830	830
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	1,895	1,697
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	2,815	2,554
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	3,165	2,458
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	3,175	2,484
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2056	2,335	1,767
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	145	154
[3]	Allegheny County IDA Private Schools Revenue VRDO	1.880%	3/5/2026	3,550	3,550
	Allegheny County PA GO	4.000%	11/1/2035	1,225	1,262
	Allegheny County PA GO	5.000%	12/1/2041	1,500	1,639
	Allegheny County PA GO	5.000%	12/1/2042	1,250	1,355
	Allegheny County PA GO	5.000%	12/1/2044	575	613
	Allegheny County PA GO	4.000%	11/1/2045	2,685	2,667
	Allegheny County PA GO	4.000%	11/1/2049	305	286
	Allegheny County PA GO	5.000%	12/1/2049	5,000	5,193
	Allegheny County PA GO	5.000%	12/1/2054	4,510	4,660
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2037	600	583
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2038	1,125	1,076
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2039	6,000	5,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2039	2,000	2,295
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,000	1,136
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2041	1,965	2,026
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,255	1,356
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2044	10	10
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,695	7,323
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2049	1,435	1,500
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2050	7,500	7,885
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	10,500	11,368
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2053	7,350	7,609
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2055	1,410	1,467
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	3,250	3,444
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2058	6,000	6,386
[4]	Allegheny Valley Joint School District GO	2.000%	11/1/2032	500	463
[4]	Allentown City School District GO	5.000%	2/1/2032	3,075	3,303
[4]	Allentown City School District GO	5.000%	6/1/2032	1,465	1,473
[4]	Allentown City School District GO	4.000%	2/1/2034	1,500	1,553
[4]	Allentown City School District GO	5.000%	2/1/2034	1,300	1,385
[4]	Allentown City School District GO	4.000%	2/1/2035	1,175	1,212
[4]	Allentown City School District GO	5.000%	6/1/2035	2,000	2,009
[4]	Allentown City School District GO	4.000%	2/1/2036	1,100	1,127
[4]	Allentown City School District GO	5.000%	6/1/2036	1,500	1,506
[1]	Allentown City School District GO	5.000%	6/1/2044	830	886
[1]	Allentown City School District GO	5.000%	6/1/2045	910	967
[1]	Allentown City School District GO	5.000%	6/1/2046	500	529
	Allentown Commercial & IDA Charter School Aid Revenue	5.750%	6/15/2043	600	626
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2040	1,500	1,536
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2045	1,500	1,483
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2050	3,345	3,177
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	5,000	4,631
	Allentown Commercial & IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/2053	2,900	2,981
[2]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Revenue (City Center Project)	6.000%	5/1/2042	1,000	1,114
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	1,100	1,210
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	2,250	2,463
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	1,000	1,089
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	3,130	3,390
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,375	10,917
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.250%	5/1/2042	1,000	1,034
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	3,100	3,292
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	1,135	1,162
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	2,040	2,122
[1]	Altoona PA GO	3.000%	12/1/2035	2,940	2,916
[4]	Armstrong School District GO	3.000%	3/15/2034	3,455	3,462
[4]	Beaver County PA GO, Prere.	4.000%	4/15/2028	50	52
	Bellefonte Area School District GO	5.375%	5/15/2051	1,750	1,864
	Bensalem Township School District GO	5.000%	6/1/2042	770	835
	Bensalem Township School District GO	5.000%	6/1/2043	1,210	1,298
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	375	380
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,750	1,712
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,000	858
[4]	Bermudian Springs School District GO	4.000%	5/1/2044	30	30
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2047	3,210	2,487
	Bethel Park School District GO	5.000%	8/1/2044	1,250	1,370
	Bethel Park School District GO	5.000%	8/1/2048	3,000	3,194
	Bethel Park School District GO	5.500%	8/1/2048	2,500	2,733
	Bethel Park School District GO	5.000%	8/1/2050	3,000	3,167
[4]	Bethlehem Area School District GO	5.000%	8/1/2033	750	865
[4]	Bethlehem Area School District GO	5.000%	8/1/2035	750	856
[4]	Bethlehem Area School District GO	5.000%	10/1/2038	1,000	1,113
[4]	Bethlehem Area School District GO	5.000%	10/1/2040	700	771
[4]	Bethlehem Area School District GO	5.000%	10/1/2041	400	436
[4]	Bethlehem Area School District GO	5.000%	10/1/2042	500	540
[4,5]	Bethlehem Area School District GO	5.000%	10/1/2042	500	544
[4]	Bethlehem Area School District GO	5.000%	10/1/2043	500	536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Bethlehem Area School District GO	5.000%	10/1/2043	575	619
[4,5]	Bethlehem Area School District GO	5.000%	10/1/2044	425	454
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	1,500	1,523
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2039	1,220	1,292
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2040	1,275	1,339
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2041	1,340	1,393
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/2049	4,360	4,406
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/2054	3,970	4,040
	Boyertown Area School District GO	5.000%	10/1/2038	400	434
	Boyertown Area School District GO	5.000%	10/1/2040	500	537
	Boyertown Area School District GO	5.000%	10/1/2041	500	535
[4]	Bristol Township School District GO	4.125%	6/1/2039	1,850	1,918
[4]	Bristol Township School District GO	4.125%	6/1/2040	2,000	2,069
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2037	1,205	1,226
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	1,205	1,102
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	1,280	1,124
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/2044	515	485
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	13,540	9,882
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	1,050	960
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	8,005	6,899
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2035	550	559
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2050	3,000	2,170
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2050	3,090	2,656
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2053	10,160	7,178
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/2044	4,965	5,169
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2037	450	507
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2038	500	560
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2039	850	945
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2040	1,625	1,798
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.250%	12/1/2047	1,925	1,919
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	2,175	2,319
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	1.880%	3/5/2026	300	300
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	525	525
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	490
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,010	1,011
[1]	Canon Mcmillan School District GO	5.000%	12/1/2041	3,000	3,062
	Canon Mcmillan School District GO	5.250%	12/1/2051	2,910	3,086
	Canon Mcmillan School District GO	5.250%	12/1/2052	3,165	3,349
	Canon Mcmillan School District GO	5.250%	12/1/2053	3,440	3,648
	Canon Mcmillan School District GO	5.250%	12/1/2054	5,500	5,829
	Capital Region Water Revenue	5.000%	7/15/2038	1,000	1,053
	Capital Region Water Sewer Revenue	5.000%	7/15/2034	1,000	1,028
	Capital Region Water Sewer Revenue	5.000%	7/15/2037	1,815	1,856
	Capital Region Water Sewer Revenue	5.000%	7/15/2042	2,665	2,713
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2044	1,500	1,242
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	15,000	13,178
	Central Bucks School District GO	5.000%	5/15/2045	1,250	1,328
	Central Bucks School District GO	5.000%	5/15/2050	2,260	2,362
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2042	1,500	1,528
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,675	2,761
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,735	3,741
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2046	3,415	2,707
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	15,640	14,105
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	4,000	4,072
[2]	Chester County IDA Charter School Aid Revenue	4.250%	10/1/2044	1,080	991
	Chester County IDA Charter School Aid Revenue	5.250%	10/15/2047	1,000	921
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2049	805	714
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2054	1,290	1,110
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	3,280	2,723
	Chester County IDA Recreational Revenue	4.000%	12/1/2046	5,045	4,895
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,095	4,707
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/2044	3,215	3,346
	Chester County PA GO	5.000%	7/15/2038	500	561
	Chester County PA GO	5.000%	7/15/2039	700	781
	Chester County PA GO	5.000%	7/15/2040	1,500	1,667
	Chester County PA GO	5.000%	7/15/2041	2,500	2,760
	Chester County School Authority Lease Revenue	5.000%	4/1/2043	1,000	1,067
	Chester County School Authority Lease Revenue	5.000%	4/1/2045	900	947
[4]	Coatesville School District GO	4.250%	11/15/2039	12,000	12,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Coatesville School District GO	5.250%	11/15/2040	2,200	2,468
[1]	Coatesville School District GO	5.250%	11/15/2041	2,500	2,793
[1]	Coatesville School District GO	5.250%	11/15/2042	2,500	2,760
[1]	Coatesville School District GO	5.250%	11/15/2043	1,175	1,280
	Colonial School District GO	3.000%	2/15/2039	350	336
	Colonial School District GO	3.000%	2/15/2040	700	650
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2030	1,750	1,934
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2031	1,000	1,126
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	7,190	7,569
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	7,000	7,362
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,000	4,184
[1,6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	31,375	31,485
	Commonwealth of Pennsylvania COP	5.000%	7/1/2035	845	879
	Commonwealth of Pennsylvania COP	5.000%	7/1/2036	1,000	1,038
	Commonwealth of Pennsylvania COP	5.000%	7/1/2037	875	907
	Commonwealth of Pennsylvania COP	5.000%	7/1/2038	1,000	1,034
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	275	261
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	5,000	5,073
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	525	533
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	9,050	9,193
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	10,000	10,153
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	12,500	13,370
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	8,200	9,153
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	5,000	5,275
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	9,300	10,728
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	15,000	15,468
	Commonwealth of Pennsylvania GO	5.000%	4/1/2033	10,000	11,614
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	10,000	11,807
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	5,000	5,763
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	9,955	9,866
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	5,000	5,951
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	15,000	17,177
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	8,520	8,381
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	1,375	1,360
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	4,795	5,053
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	12,975	12,536
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	7,000	5,750
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	10,000	11,246
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	7,375	5,880
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	8,815	9,189
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	6,750	5,272
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	2,870	2,981
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,555
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	3,800	2,869
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	2,805	2,909
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	10,000	10,346
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	29,115	29,938
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	10,000	10,228
	Commonwealth of Pennsylvania GO	5.000%	4/1/2043	15,000	16,846
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	8,015	8,149
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	9,000	9,096
	Commonwealth of Pennsylvania GO	5.000%	4/1/2044	25,000	27,808
	Commonwealth of Pennsylvania GO	5.000%	4/1/2045	25,000	27,503
	Conestoga Valley School District GO	3.000%	2/1/2037	1,240	1,185
	Conestoga Valley School District GO	3.000%	2/1/2038	850	801
	Conestoga Valley School District GO	4.000%	2/1/2051	25	24
	Cornwall Lebanon School District GO	5.000%	2/15/2051	2,000	2,092
	Cornwall Lebanon School District GO	5.000%	2/15/2055	4,500	4,684
	Council Rock School District GO	2.050%	11/15/2033	1,085	990
	Council Rock School District GO	3.250%	11/15/2039	5,010	4,745
	Council Rock School District GO	2.050%	8/15/2042	3,000	2,206
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2039	4,685	4,825
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	5/1/2045	1,305	1,415
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	5/1/2046	905	971
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	5/1/2056	4,000	4,140
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	1,400	1,418
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,475	2,304
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,185	6,749
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	5,000	4,373
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.250%	6/1/2044	1,895	1,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2051	5,550	5,667
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2056	3,120	3,170
[4]	Cumberland Valley School District GO	5.000%	12/1/2040	500	549
[1]	Cumberland Valley School District GO	5.000%	11/15/2042	3,480	3,786
[4]	Cumberland Valley School District GO	5.000%	12/1/2043	500	539
[1]	Cumberland Valley School District GO	5.000%	11/15/2044	1,500	1,605
[4]	Cumberland Valley School District GO	5.000%	12/1/2046	2,300	2,419
[1]	Cumberland Valley School District GO	5.000%	11/15/2047	3,600	3,764
[4]	Cumberland Valley School District GO	5.000%	12/1/2049	2,075	2,154
[4]	Cumberland Valley School District GO	5.000%	12/1/2053	2,150	2,223
	Dallastown Area School District GO	5.000%	3/15/2038	1,200	1,295
	Dallastown Area School District GO	5.000%	3/15/2039	4,255	4,574
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	1,000	650
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	1,615	1,050
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2030	3,745	3,755
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2032	2,070	2,075
	Dauphin County PA GO	5.000%	11/15/2042	4,590	5,000
	Dauphin County PA GO	5.000%	11/15/2043	4,350	4,687
	Dauphin County PA GO	5.000%	11/15/2044	2,225	2,380
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/2046	750	524
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/2051	2,000	1,303
	Delaware County Authority College & University Revenue	5.000%	10/1/2035	2,215	2,268
	Delaware County Authority College & University Revenue	5.000%	10/1/2039	4,500	4,517
	Delaware County Authority College & University Revenue	5.000%	10/1/2042	6,720	6,813
	Delaware County PA GO	5.000%	8/1/2046	4,740	4,992
	Delaware County PA GO	5.000%	8/1/2048	3,210	3,351
[4]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	4.000%	11/1/2054	2,500	2,309
[4]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/2033	4,000	4,003
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	3,500	3,604
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	10,000	10,213
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	2,500	2,650
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,157
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	6,885	8,166
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	3,000	3,241
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	3,000	3,237
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	2,250	2,419
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	5,555	5,888
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	1.850%	3/4/2026	1,900	1,900
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	1.850%	3/4/2026	11,940	11,940
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,015	1,086
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,111
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	2,545	2,434
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	755	761
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	750	766
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	1,000	1,019
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	505	512
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2039	655	552
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2040	760	764
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2046	3,050	2,066
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2048	7,465	5,818
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2048	150	136
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	50	40
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,965	4,531
[1]	East Allegheny School District GO	0.000%	5/15/2036	10	7
[4]	Elizabeth Forward School District GO	4.375%	9/1/2045	1,375	1,395
[4]	Ellwood City Area School District GO	4.500%	6/1/2052	330	331
[3]	Emmaus General Authority Miscellaneous Revenue (Pennsylvania Loan Program) VRDO	1.900%	3/5/2026	310	310
[4]	Erie City Water Authority Water Revenue	4.250%	12/1/2052	1,000	957
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/2026	30	31
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2026	250	251
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2028	300	309
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2030	315	331
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2035	375	404
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2038	1,270	1,340
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2048	500	471
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	400	389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2041	475	423
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	5.000%	5/1/2047	955	891
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2032	1,325	1,334
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2033	1,395	1,404
[4]	Erie PA GO	5.000%	11/15/2046	2,400	2,551
[1]	Erie School District GO	5.000%	4/1/2027	150	154
[1]	Erie School District GO	3.000%	4/1/2032	3,360	3,375
[4]	Erie Sewer Authority Sewer Revenue	5.000%	12/1/2042	900	971
[4]	Erie Sewer Authority Sewer Revenue	5.000%	12/1/2046	2,220	2,300
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.880%	3/5/2026	4,640	4,640
	Fox Chapel Area School District GO	5.000%	2/1/2036	2,000	2,042
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	3,400	3,163
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	4,050	3,600
	Franklin Regional School District GO	4.000%	5/1/2046	115	112
[4]	Gateway School District Alleghany County GO	3.000%	10/15/2036	975	958
[4]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,375	2,030
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	16,125	16,159
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	4,045	4,034
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2047	2,150	1,959
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	32,645	29,236
	Hampton Township PA GO	5.000%	1/1/2035	150	169
	Hampton Township PA GO	5.000%	1/1/2036	150	167
	Hampton Township PA GO	5.000%	1/1/2037	175	194
	Harbor Creek School District GO	5.000%	3/1/2045	1,000	1,058
	Hatboro-Horsham School District GO	5.000%	9/15/2040	400	438
	Hatboro-Horsham School District GO	5.000%	9/15/2042	550	594
	Hatboro-Horsham School District GO	5.250%	9/15/2047	1,000	1,065
	Hatboro-Horsham School District GO	5.250%	9/15/2051	2,000	2,113
	Haverford Township School District GO	5.000%	3/15/2040	400	438
	Haverford Township School District GO	5.000%	3/15/2040	515	571
	Haverford Township School District GO	5.000%	3/15/2041	580	631
	Haverford Township School District GO	5.000%	3/15/2041	1,000	1,087
	Haverford Township School District GO	5.000%	3/15/2041	430	474
	Haverford Township School District GO	5.000%	3/15/2042	450	486
	Haverford Township School District GO	5.000%	3/15/2042	750	809
	Haverford Township School District GO	5.000%	3/15/2042	575	628
	Haverford Township School District GO	5.000%	3/15/2043	635	680
	Haverford Township School District GO	5.000%	3/15/2043	900	964
	Haverford Township School District GO	5.000%	3/15/2043	875	948
	Haverford Township School District GO	5.000%	3/15/2044	575	611
	Haverford Township School District GO	5.000%	3/15/2044	605	650
[1]	Hempfield Area School District GO	5.000%	3/15/2048	5,000	5,188
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2037	1,320	1,460
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2038	1,390	1,530
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2039	1,460	1,600
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2040	1,530	1,661
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2041	1,605	1,737
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2042	1,035	1,047
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	3,510	3,663
[1]	Interboro School District GO	5.500%	8/15/2063	2,500	2,693
[2]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	1,000	1,002
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	305
	Kennett Consolidated School District GO	5.000%	2/15/2042	475	514
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	355
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,240	1,341
	Kennett Consolidated School District GO	5.000%	2/15/2044	550	585
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	532
	Kennett Consolidated School District GO	5.000%	2/15/2048	1,000	1,047
	Kennett Consolidated School District GO	5.000%	2/15/2051	5,050	5,251
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2035	650	655
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2036	625	629
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	6,550	6,522
	Lampeter Strasburg School District GO	5.000%	3/1/2039	600	652
	Lampeter Strasburg School District GO	5.000%	3/1/2040	725	784
	Lampeter Strasburg School District GO	5.000%	3/1/2041	2,675	2,879
	Lampeter Strasburg School District GO	5.000%	3/1/2042	2,750	2,943
	Lampeter Strasburg School District GO	5.000%	3/1/2043	2,760	2,937
	Lampeter Strasburg School District GO	5.000%	3/1/2044	1,425	1,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/2049	2,900	2,735
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/2053	2,000	2,011
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	500	493
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,825	8,879
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2051	4,860	4,893
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2030	750	758
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	1,300	1,314
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2032	725	732
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2041	550	547
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2033	810	920
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2035	235	270
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	890	930
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2046	3,000	2,875
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	4,000	3,693
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	1,425	1,268
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	5,550	4,521
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2045	1,800	1,842
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2055	960	948
[4]	Lancaster PA GO	4.000%	11/1/2034	2,660	2,735
[4]	Lancaster PA GO	4.000%	11/1/2035	2,355	2,414
[4]	Lancaster School District GO	4.000%	6/1/2036	1,190	1,228
[4]	Lancaster School District GO	5.000%	6/1/2042	1,295	1,424
[4]	Lancaster School District GO	5.000%	6/1/2043	1,135	1,236
[4]	Lancaster School District GO	5.000%	6/1/2044	1,290	1,391
	Latrobe IDA College & University Revenue	5.000%	3/1/2032	335	354
	Latrobe IDA College & University Revenue	5.000%	3/1/2033	300	315
	Latrobe IDA College & University Revenue	5.000%	3/1/2034	325	340
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	450	444
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	475	463
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	575	549
	Latrobe IDA College & University Revenue	4.000%	3/1/2039	685	643
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	535	480
	Latrobe IDA College & University Revenue	4.000%	3/1/2046	3,400	2,805
	Latrobe IDA College & University Revenue	4.000%	3/1/2051	3,595	2,832
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,750	3,919
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	5,560	5,755
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.250%	12/1/2053	1,600	1,520
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2057	1,445	1,162
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	125	117
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2046	4,010	3,521
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	11,740	9,780
	Lehigh County IDA Charter School Aid Revenue	4.000%	5/1/2041	1,775	1,606
	Lehigh County PA GO	3.000%	11/15/2043	1,690	1,452
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	20	19
	Lehigh County PA Health, Hospital, Nursing Home Revenue	3.250%	7/1/2049	315	242
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,315	10,703
[4]	Lehighton Area School District GO	5.000%	11/15/2036	1,850	2,038
[4]	Lehighton Area School District GO	5.000%	11/15/2039	5,000	5,432
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/2044	4,000	3,906
[4]	Littlestown Area School District GO	5.000%	10/1/2050	2,400	2,485
	Lower Paxton Township PA GO	5.000%	4/1/2040	200	217
	Lower Paxton Township PA GO	5.000%	4/1/2041	225	243
	Lower Paxton Township PA GO	5.000%	4/1/2042	200	215
	Lower Paxton Township PA GO	5.000%	4/1/2043	350	374
	Lower Paxton Township PA GO	5.000%	4/1/2044	300	317
	Lower Paxton Township PA GO	5.000%	4/1/2049	1,000	1,038
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/2033	2,935	2,942
[4]	Lycoming County Authority College & University Revenue (Pennsylvania College of Technology Project)	5.000%	7/1/2027	1,800	1,863
[1]	Mechanicsburg Area School District GO	5.000%	5/15/2045	1,705	1,787
[1]	Mechanicsburg Area School District GO	5.000%	5/15/2046	2,080	2,173
	Methacton School District GO	5.250%	7/15/2048	750	792
[4]	Middletown Area School District GO	5.000%	3/1/2040	2,000	2,177
[4]	Middletown Area School District GO	5.000%	3/1/2041	2,000	2,164
[4]	Middletown Area School District GO	5.000%	3/1/2042	2,000	2,146
[4]	Millcreek Township School District GO	3.000%	6/15/2036	2,240	2,154
	Monroe County PA GO	4.000%	7/15/2037	1,630	1,666
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	3,890	3,927
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	3,780	3,925
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	330	373
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,000	1,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	1,000	1,116
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,100	2,101
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	4,000	3,967
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2036	515	498
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2037	545	521
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2038	695	659
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2039	305	285
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	1,500	1,500
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	965	985
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	25	26
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,210	2,320
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,780	2,910
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,500	2,601
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	2,170	2,161
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	4,825	4,945
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2047	5,250	4,774
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2047	1,700	1,737
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	2,000	1,989
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2052	5,000	4,392
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/2055	12,000	8,660
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	14,935	12,841
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	2,000	1,780
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2057	5,000	5,033
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	380	391
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,445	1,472
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2037	1,435	1,454
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	6,920	6,436
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	2,805	2,503
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	10,000	9,095
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/2046	100	85
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	3,705	3,345
	Montgomery County PA GO	5.000%	3/1/2038	4,080	4,632
	Montgomery County PA GO	5.000%	10/1/2038	8,610	9,503
	Montgomery County PA GO	5.000%	3/1/2039	8,270	9,336
	Montgomery County PA GO	5.000%	3/1/2040	5,330	5,984
	Montgomery County PA GO	5.000%	3/1/2041	5,140	5,732
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.000%	11/1/2044	2,985	2,965
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.250%	11/1/2054	1,500	1,450
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,290	1,291
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,200	1,205
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	2,500	2,679
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	700	680
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,600	2,653
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2049	2,500	2,527
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	1,500	1,521
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2055	2,500	2,501
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/2038	2,500	2,544
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	350	352
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2027	300	304
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2029	150	153
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	210	214
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	250	254
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2032	200	203
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	225	228
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	370	374
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2035	570	575
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2036	825	831
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2037	705	708
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2038	425	426
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	17,765	18,220
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/2041	1,000	943
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,760	2,834
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	3,015	2,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moon Area School District GO	5.000%	5/15/2042	1,000	1,076
	Moon Area School District GO	5.000%	5/15/2045	825	867
	Moon Area School District GO	5.000%	5/15/2047	1,400	1,457
	Moon Area School District GO	5.000%	5/15/2050	2,125	2,188
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	1,120	1,113
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	3,500	3,500
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	680	673
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	7,890	7,113
	Muhlenberg School District GO	5.000%	5/15/2049	1,750	1,813
	Muhlenberg School District GO	5.000%	5/15/2050	1,000	1,042
	Muhlenberg School District GO	5.000%	5/15/2054	7,000	7,216
	Muhlenberg School District GO	5.000%	5/15/2055	1,500	1,557
	Neshaminy School District GO	4.000%	11/1/2046	750	715
	Norristown Area School District GO	5.000%	10/1/2041	1,500	1,645
	Norristown Area School District GO	5.000%	10/1/2042	1,600	1,739
	Norristown Area School District GO	5.000%	10/1/2043	1,100	1,182
	Norristown Area School District GO	5.000%	10/1/2047	1,150	1,198
	Norristown Area School District GO	5.000%	10/1/2050	1,850	1,909
	North Allegheny School District GO	3.000%	5/1/2032	1,270	1,279
[4]	Northampton Area School District GO	4.100%	2/1/2041	3,090	3,191
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2036	1,500	1,511
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2040	1,760	1,768
	Northampton County General Purpose Authority College & University Revenue VRDO	1.880%	3/5/2026	300	300
	Northampton County General Purpose Authority College & University Revenue VRDO	1.920%	3/5/2026	400	400
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	6,790	6,849
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	1,070	1,073
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	4,930	4,861
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	3,000	3,076
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	3,895	3,411
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2049	9,885	10,236
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2053	3,000	3,114
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/2/2026	1,700	1,700
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	1,900	1,811
	Northampton Township PA GO	3.625%	5/15/2039	2,145	2,145
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2044	1,000	983
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2049	1,535	1,427
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2029	1,250	1,251
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2031	1,140	1,147
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	3,740	3,741
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2037	2,850	2,859
[5]	Olentangy Local School District GO	5.000%	3/15/2042	1,145	1,257
[5]	Olentangy Local School District GO	5.000%	3/15/2043	1,500	1,624
[4]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/2046	1,255	1,000
	Parkland School District GO	5.000%	2/1/2043	2,270	2,441
	Parkland School District GO	5.000%	2/1/2044	700	747
	Parkland School District GO	5.000%	2/1/2049	2,325	2,426
[4]	Penn Hills School District GO	3.000%	10/1/2030	3,030	3,063
[4]	Penn Hills School District GO	3.000%	10/1/2031	3,585	3,614
[4]	Penn Hills School District GO	3.000%	10/1/2032	2,020	2,038
[4]	Penn Hills School District GO	3.000%	10/1/2033	760	764
	Pennsbury School District GO	5.000%	8/1/2039	750	821
	Pennsbury School District GO	5.000%	8/1/2039	500	551
	Pennsbury School District GO	5.000%	8/1/2040	1,000	1,091
	Pennsbury School District GO	5.000%	8/1/2040	500	548
	Pennsbury School District GO	5.000%	8/1/2041	600	653
	Pennsbury School District GO	5.000%	8/1/2042	750	812
	Pennsbury School District GO	5.000%	8/1/2043	4,000	4,280
	Pennsbury School District GO	5.000%	8/1/2044	1,000	1,064
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2033	1,310	1,462
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2034	1,380	1,545
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2035	1,455	1,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2036	1,020	1,126
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2038	1,130	1,231
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2040	1,250	1,322
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.375%	10/1/2055	3,665	3,665
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2041	1,000	1,121
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	9,425	9,918
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	4.000%	8/1/2054	175	157
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	750	753
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,000	1,103
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,200	2,259
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	2,040
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	557
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	557
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	1,685	1,837
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	500	553
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	575	636
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2038	4,725	4,486
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	900	990
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	800	880
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	1,700	1,717
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	2,000	2,009
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,200	1,203
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	1,850	2,008
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	2,790	2,762
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	1,385	1,488
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	700	677
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	1,600	1,699
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,515	1,596
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	10,000	9,234
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	5,040	3,843
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2047	3,500	3,580
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2047	2,400	2,183
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,880	2,601
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	6,135	6,328
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	9,500	8,310
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2052	2,250	1,978
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	4,620	4,039
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2038	1,500	1,596
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2042	1,500	1,559
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2046	1,000	1,024
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2049	2,130	2,162
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	8,225	9,046
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	8,345	9,263
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2027	700	720
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2029	1,080	991
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2030	3,710	3,297
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2036	6,045	4,305
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2038	5,525	3,581
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	2,640	2,900
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	1,500	1,640
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	4,180	4,558
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/2053	7,000	6,580
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	4,500	4,226
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	1,655	1,700
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	3,520	3,527
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	1,935	1,937
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,000	2,002
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2034	2,575	2,582
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2034	3,000	3,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	1,870	1,905
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2035	2,275	2,284
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2036	2,305	2,308
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2036	1,400	1,405
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	1,410	1,411
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2040	4,395	4,448
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	1,225	976
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	1,650	1,334
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2046	5,000	5,180
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	105	94
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/15/2051	120	96
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	20,000	21,027
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	1.940%	3/5/2026	6,775	6,775
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2032	500	535
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2033	345	371
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/2045	180	157
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,135	3,181
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	785	811
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	1,000	1,098
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	2,000	2,224
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	8,260	8,309
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,000	2,945
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	7,565	7,481
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,000	2,174
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2044	1,045	1,015
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	160	148
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	6,345	5,125
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	21,685	19,843
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	4,000	3,776
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	8,750	9,185
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2055	2,000	2,064
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	15,890	17,279
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.000%	3/5/2026	4,000	4,000
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/2/2026	13,270	13,270
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	23,205	23,205
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.950%	3/2/2026	26,355	26,355
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.000%	3/2/2026	4,760	4,760
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	3/4/2026	22,610	22,610
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2031	2,500	2,500
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	2,500	2,505
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/2034	3,000	2,953
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	1,000	1,005
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2035	7,355	7,477
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/2035	2,000	1,740
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/2036	5,000	4,310
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2036	6,180	6,180
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.780%	1/1/2037	1,778	1,843
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/2038	8,500	8,915
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2038	7,500	7,923
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/2039	6,845	6,275
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/2039	4,000	3,785
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/2040	6,000	5,010
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	7,500	7,952
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	10/1/2040	5,000	5,340
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/2041	7,500	6,105
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	5,000	4,056
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2041	7,830	7,395
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	10/1/2041	1,670	1,680
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,000	2,047
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	3,250	3,469
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,315	4,752
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	6,335	6,242
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	10,400	10,260
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/2042	3,977	4,590
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/2044	8,500	7,458
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	5,000	5,063
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2045	2,500	1,904
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/2046	6,035	4,569
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/2046	7,005	5,058
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2046	7,500	5,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2046	3,000	2,402
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2050	3,000	2,116
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/2051	5,000	3,571
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	910	907
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	1,105	1,089
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	1,530	1,570
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,615	5,862
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	11,410	12,190
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	7,947	8,485
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	4,575	5,010
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	6,985	7,640
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	1,000	1,099
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	3,890	4,316
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	9,955	11,626
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,500	8,769
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,125	2,145
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,065	2,085
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.950%	3/2/2026	6,365	6,365
[2,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	7,280	7,280
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	3/4/2026	1,475	1,475
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.850%	3/4/2026	200	200
	Pennsylvania State University College & University Revenue	5.000%	9/1/2036	4,650	4,800
	Pennsylvania State University College & University Revenue	5.000%	9/1/2036	1,235	1,422
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	945	1,080
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	850	965
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,000	1,128
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,750	2,029
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	1,500	1,681
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	2,000	2,301
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	1,575	1,758
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	7,130	7,663
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	5,000	5,310
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	6,250	6,775
	Pennsylvania State University College & University Revenue	5.250%	9/1/2053	5,000	5,316
	Pennsylvania State University College & University Revenue	5.250%	9/1/2054	10,000	10,688
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	10,755	11,777
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,500	5,724
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,000	5,196
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,500	6,312
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2036	680	711
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,000	1,080
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	9,790	10,151
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,250	1,435
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	6,435	6,521
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/2037	4,070	4,132
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,360	1,459
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,535	6,763
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,315	1,363
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,240	2,537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,240	1,397
[5]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,250	2,599
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2040	1,820	999
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,735	2,786
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	1,785	1,811
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	3,020	3,094
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,700	1,899
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,570	1,762
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,154
[4]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	5,625	2,895
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	500	253
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	5,000	5,124
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,035	3,129
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,710	4,207
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,120	1,270
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,010	1,156
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,200	1,382
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2041	1,250	1,399
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	2,000	2,041
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	2,955	3,007
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,165	2,396

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,540	1,725
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,230	2,502
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,030	1,165
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,000	1,137
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2042	2,950	2,994
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	4,220	4,253
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,750	2,871
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,911
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,500	1,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,050	1,161
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,000	4,423
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,950	2,161
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,115	1,245
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,955
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,425	1,599
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	16,635	17,408
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,345	1,483
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,000	2,206
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	310	302
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,930	2,105
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,130	1,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,500	1,627
[5]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,625	1,784
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	865	823
[5]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	1,700	1,844
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2046	11,000	11,114
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	3,930	3,993
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,515	5,764
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,000	5,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,500	2,667
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	4,055	4,345
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	2,895	3,092
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	12,500	13,191
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	35	32
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	7,615	7,215
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	5,930	6,282
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	3,940	3,624
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	50	47
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	10,040	10,434
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	5,000	5,419
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,275	3,853
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,415	2,534
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	6,275	5,756
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	7,770	7,100
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	10,475	9,485
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	2,620	2,709
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	2,840	2,997
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	9,000	9,398
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	3,000	3,202
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	3,000	3,406
[2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	2.030%	3/5/2026	8,475	8,475
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.750%	3/5/2026	4,080	4,080
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.880%	3/5/2026	2,350	2,350
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.880%	3/5/2026	3,800	3,800
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	1.880%	3/5/2026	1,415	1,415
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/2041	9,795	9,901
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/2037	2,100	1,381
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	4,420	4,575
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2038	3,000	3,155
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2039	3,535	3,711
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2040	2,155	2,208
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2041	1,675	1,716
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2041	1,050	1,209
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2042	1,000	1,130
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	15,810	16,417
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	7,630	8,037
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2050	5,000	5,354
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	9,810	9,007
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	13,600	12,428
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	5,340	4,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2053	7,500	7,824
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	7,350	7,883
	Pennsylvania Turnpike Commission Registration Fee Highway Revenue	5.000%	7/15/2031	2,100	2,386
	Pennsylvania Turnpike Commission Registration Fee Highway Revenue	5.000%	7/15/2040	2,250	2,554
	Pennsylvania Turnpike Commission Registration Fee Highway Revenue	5.000%	7/15/2041	1,500	1,686
	Pequea Valley School District GO	3.750%	5/15/2052	1,955	1,685
	Peters Township School District Washington County GO	5.000%	9/1/2037	3,000	3,153
	Peters Township School District Washington County GO	5.000%	9/1/2038	7,555	7,921
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	5/1/2030	580	588
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/2043	4,440	4,498
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2037	900	1,030
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2038	1,000	1,136
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,850	2,087
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	1,900	2,125
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2041	1,300	1,439
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,075	1,185
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2043	850	927
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	4,000	4,117
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	2,000	2,055
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	2,000	2,051
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2038	3,100	3,182
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2038	5,000	5,418
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,905	2,058
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,000	3,238
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	1,650	1,854
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	5,000	5,103
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2044	1,205	1,300
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	8,965	9,494
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2054	5,000	5,300
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.880%	3/5/2026	245	245
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.880%	3/5/2026	525	525
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	1.880%	3/5/2026	1,335	1,335
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,925	5,007
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,980	5,056
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,025	3,368
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,075	5,610
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	5,000	5,100
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,525	1,546
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	9,475	9,543
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2043	3,785	4,015
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2045	2,500	2,618
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	2,170	2,239
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	2,500	2,573
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,045	2,077
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	2,770	2,549
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2042	3,290	3,281
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2052	4,835	4,369
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	1,045	1,059
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/2052	1,920	1,878
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/2057	2,270	2,240
	Philadelphia IDA Charter School Aid Revenue (Mast Community Charter School III Project)	5.000%	8/1/2040	425	433
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	600	616
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2050	2,850	2,818
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2031	515	518
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	1,125	1,039
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	1,765	1,406
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	670	515
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2040	1,000	1,003
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2050	5,130	4,776
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	1,415	1,426
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,050	988
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,000	2,146
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,000	2,140
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,510	1,541
	Philadelphia IDA College & University Revenue	4.000%	11/1/2037	2,750	2,795
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	530	537
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	1,975	2,001
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	13,165	11,960
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	1,000	1,069
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	2,375	2,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.125%	9/1/2045	1,000	1,033
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.375%	9/1/2055	2,600	2,636
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	3,000	3,098
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	14,410	15,050
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	1,135	1,144
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2047	2,540	2,541
	Philadelphia IDA Government Fund/Grant Revenue, Prere.	5.000%	5/1/2027	865	892
	Philadelphia IDA Government Fund/Grant Revenue, Prere.	5.000%	5/1/2027	2,460	2,537
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,180	2,248
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,150	2,171
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,425	2,469
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,000	2,015
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	11,000	11,183
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	2,855	2,949
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.000%	6/1/2045	1,820	1,937
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	4,305
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	4,000	4,267
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	9,600	9,009
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2049	1,000	1,073
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.750%	6/1/2050	3,775	3,835
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.500%	7/1/2053	18,000	19,464
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.250%	6/1/2055	2,775	2,909
[3]	Philadelphia IDA Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	1.880%	3/5/2026	940	940
[2]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB VRDO	1.950%	3/2/2026	2,625	2,625
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/2/2026	12,025	12,025
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	1.850%	3/2/2026	2,390	2,390
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/2037	3,250	3,327
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2041	1,000	1,138
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2042	1,000	1,126
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2043	1,500	1,664
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2044	1,000	1,096
[3]	Philadelphia IDA Lease (Appropriation) Revenue VRDO	1.880%	3/5/2026	3,300	3,300
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	1,400	1,449
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	1,345	1,404
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	750	775
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2034	1,400	1,451
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	4,965	5,083
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,860	1,887
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	2,018
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,140
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	1,225	1,386
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,000	5,104
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	1,620	1,814
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,631
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2051	5,000	5,412
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2055	4,235	4,568
	Philadelphia PA GO	4.000%	5/1/2038	9,000	9,318
	Philadelphia PA GO	5.000%	8/1/2038	5,000	5,838
	Philadelphia PA GO	5.000%	8/1/2039	5,000	5,797
	Philadelphia PA GO	5.000%	8/1/2040	5,000	5,742
	Philadelphia PA GO	5.000%	8/1/2042	2,250	2,538
	Philadelphia PA GO	5.250%	8/1/2043	6,000	6,800
	Philadelphia PA GO	5.250%	8/1/2044	8,000	8,971
	Philadelphia PA GO	5.250%	8/1/2045	6,000	6,654
[2,3]	Philadelphia PA IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.100%	3/2/2026	1,800	1,800
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	3,000	3,160
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	2,295	2,509
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	6,540	7,570
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	1,655	1,802
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	2,355	2,551
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2041	2,750	3,010
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	3,000	3,351
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,000	3,321
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	3,000	3,283
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	8,500	8,818
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	6,000	6,273
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2046	8,840	9,275
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	6,610	7,110
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2050	4,475	4,612
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2051	8,315	7,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	16,380	17,458
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	7,235	7,798
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	8,000	8,502
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,000	2,210
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	4,000	4,386
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,000	1,096
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,000	2,172
	Philadelphia School District GO	5.000%	9/1/2029	2,235	2,265
	Philadelphia School District GO	5.000%	9/1/2032	1,160	1,309
	Philadelphia School District GO	5.000%	9/1/2035	4,240	4,453
	Philadelphia School District GO	5.000%	9/1/2036	2,015	2,035
	Philadelphia School District GO	5.250%	9/1/2036	1,100	1,275
	Philadelphia School District GO	4.000%	9/1/2037	2,300	2,362
	Philadelphia School District GO	4.000%	9/1/2037	1,500	1,553
	Philadelphia School District GO	5.000%	9/1/2037	2,015	2,034
	Philadelphia School District GO	5.000%	9/1/2037	3,825	3,998
	Philadelphia School District GO	5.250%	9/1/2037	1,900	2,190
	Philadelphia School District GO	4.000%	9/1/2038	1,000	1,030
	Philadelphia School District GO	5.000%	9/1/2038	1,000	1,043
	Philadelphia School District GO	5.000%	9/1/2038	1,990	2,008
	Philadelphia School District GO	5.250%	9/1/2038	1,430	1,638
	Philadelphia School District GO	4.000%	9/1/2040	8,880	9,038
	Philadelphia School District GO	5.250%	9/1/2040	1,715	1,938
	Philadelphia School District GO	5.250%	9/1/2043	1,075	1,183
	Philadelphia School District GO	5.000%	9/1/2044	10,165	10,557
	Philadelphia School District GO	4.000%	9/1/2046	12,485	11,723
	Philadelphia School District GO	5.500%	9/1/2048	8,370	8,949
	Philadelphia School District GO, Prere.	5.000%	9/1/2026	10	10
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2031	1,000	1,040
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2032	500	519
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2034	1,000	1,034
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2036	500	515
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2037	500	514
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2035	5,000	5,612
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Lease (Appropriation) Revenue VRDO	1.880%	3/5/2026	200	200
	Pittsburgh PA GO	5.000%	9/1/2035	560	580
	Pittsburgh PA GO	4.000%	9/1/2036	875	891
	Pittsburgh PA GO	4.000%	9/1/2038	500	506
	Pittsburgh PA GO	5.000%	9/1/2039	500	548
	Pittsburgh PA GO	4.000%	9/1/2040	3,635	3,742
	Pittsburgh PA GO	5.000%	9/1/2040	500	551
	Pittsburgh PA GO	4.000%	9/1/2041	3,780	3,857
	Pittsburgh PA GO	5.000%	9/1/2041	1,500	1,624
	Pittsburgh PA GO	5.000%	9/1/2042	1,000	1,075
	Pittsburgh PA GO	5.000%	9/1/2042	500	542
	Pittsburgh PA GO	5.000%	9/1/2042	1,250	1,328
	Pittsburgh School District GO	4.000%	9/1/2038	310	312
	Pittsburgh School District GO	3.000%	9/1/2041	2,315	2,098
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2027	10,820	10,407
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	10,000	9,111
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2039	500	467
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2040	305	283
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2043	1,450	1,623
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	1,345	1,453
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2048	3,405	3,566
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	1,875	1,948
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	3,000	3,148
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	5,000	5,189
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2056	2,000	2,083
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	2.020%	3/2/2026	1,100	1,100
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	2.020%	3/2/2026	7,500	7,500
	Pleasant Valley PA School District GO	5.000%	5/1/2040	450	498
	Pleasant Valley PA School District GO	5.000%	5/1/2041	700	767
	Pleasant Valley PA School District GO	5.000%	5/1/2042	2,235	2,424
	Pleasant Valley PA School District GO	5.000%	5/1/2043	1,000	1,072
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/2045	705	651
[2]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,800	2,890
	Radnor Township School District GO	5.500%	8/15/2048	1,000	1,034
	Radnor Township School District GO	5.500%	8/15/2053	1,000	1,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Reading School District GO	5.000%	3/1/2038	3,250	3,307
[1]	Ridley School District GO	4.000%	11/15/2034	1,000	1,036
[4]	Ridley School District GO	3.000%	11/15/2037	2,950	2,853
[1]	Ridley School District GO	4.000%	11/15/2037	800	818
[4]	Ridley School District GO	3.000%	11/15/2038	2,000	1,910
[1]	Ridley School District Lease (Non-Terminable) Revenue	5.000%	11/15/2050	2,500	2,570
[1]	Scott Township PA GO	3.000%	8/15/2038	300	283
[1]	Scott Township PA GO	3.000%	8/15/2042	650	577
[1]	Scott Township PA GO	3.000%	8/15/2046	600	478
[1]	Scranton PA GO	5.000%	11/15/2026	850	864
[1]	Scranton PA GO	5.000%	11/15/2027	615	639
	Scranton PA School District GO	5.000%	12/1/2028	1,575	1,675
	Scranton PA School District GO	5.000%	12/1/2029	1,250	1,356
	Scranton PA School District GO	4.000%	12/1/2039	2,765	2,840
	Scranton PA School District GO	4.000%	12/1/2040	500	505
	Scranton PA School District GO	4.000%	6/1/2041	2,010	2,052
	Scranton PA School District GO	4.000%	12/1/2042	150	151
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	2,500	2,511
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	1,290	1,447
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2044	2,335	2,188
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2045	2,430	2,229
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2050	3,170	3,232
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.375%	11/1/2055	3,670	3,315
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2029	1,155	1,157
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,180	1,182
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,285	1,317
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,252
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,281
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2032	805	806
[1]	Somerset Area School District GO	5.000%	2/15/2043	400	432
[1]	Somerset Area School District GO	5.000%	2/15/2044	450	482
[1]	Somerset Area School District GO	5.000%	2/15/2045	275	293
[1]	Somerset Area School District GO	5.000%	2/15/2046	400	423
[4]	Souderton Area School District GO	4.000%	9/1/2039	3,685	3,854
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program - York College of Pennsylvania Project)	5.250%	5/1/2055	10,000	10,215
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/2041	615	533
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2033	320	328
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2034	560	572
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,090	1,091
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	5,000	5,155
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2049	8,210	7,522
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	4,000	4,457
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2041	4,000	4,436
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2043	3,000	3,266
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	5,000	5,293
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	12,500	13,067
	State College PA Area School District GO	5.000%	5/15/2036	375	396
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2030	1,055	1,057
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2036	600	659
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2037	550	601
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2038	600	653
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2041	1,000	1,013
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2042	1,000	1,006
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/2030	3,535	3,691
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2028	11,660	11,882
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	4,655	4,741
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	3,240	3,298
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2034	6,000	6,102
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	1,585	1,613
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2044	5,015	5,168
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2045	2,000	2,154
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2050	4,615	4,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2053	2,000	2,091
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	5,000	5,918
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2034	1,500	1,776
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2041	2,000	2,243
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2042	800	888
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2043	2,000	2,193
[1]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2044	1,000	1,086
	Tredyffrin Easttown School District GO	5.000%	2/15/2044	500	535
[4]	Trinity Area School District GO	4.000%	1/15/2036	3,000	3,051
[4]	Tulpehocken Area School District GO	5.250%	10/1/2041	2,000	2,171
[4]	Tulpehocken Area School District GO	5.250%	10/1/2045	3,500	3,701
[4]	Tulpehocken Area School District GO	5.250%	10/1/2049	3,500	3,647
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	2,945	2,983
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	9,450	10,880
[4]	Upper Darby PA School District GO	5.000%	4/1/2054	4,000	4,113
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,000	935
	Upper Merion Area PA School District GO	3.000%	1/15/2043	2,660	2,326
	Upper St. Clair Township School District GO	3.500%	10/1/2037	7,240	7,244
	Upper St. Clair Township School District GO	3.625%	10/1/2039	5,000	5,001
	Washington County Authority College & University Revenue VRDO	1.900%	3/5/2026	17,700	17,700
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2031	3,440	3,465
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2032	3,110	3,129
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	3.375%	11/1/2036	280	260
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.125%	12/15/2040	45	43
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue (Pleasant View Retirement Community Project)	5.000%	12/15/2048	2,750	2,571
[4]	West Mifflin School District GO	3.000%	4/1/2034	660	661
[4]	West Mifflin School District GO	3.000%	4/1/2038	5,920	5,725
	West View Municipal Authority Water Revenue	4.000%	11/15/2035	1,200	1,225
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2035	8,000	8,108
[4]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2040	1,000	1,133
[4]	Westmoreland County Municipal Authority Water Revenue	4.125%	8/15/2041	3,500	3,609
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2042	3,705	4,089
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2043	4,320	4,720
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	4,030	4,364
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2045	3,750	4,030
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2047	6,815	7,232
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2049	4,000	4,193
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	3,100	2,416
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	9,230	9,173
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	6,650	6,652
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,000	875
[4]	Wilkinsburg-Penn Joint Water Authority Water Revenue	3.000%	9/15/2039	1,000	929
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2043	1,675	1,776
[4]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2049	1,000	1,029
[4]	William Penn School District GO	3.000%	11/15/2034	2,595	2,596
	Wilson School District GO	5.000%	5/15/2042	1,500	1,639
	Wilson School District GO	5.000%	5/15/2043	2,000	2,167
	Wilson School District GO	5.000%	5/15/2044	750	807
[4]	Woodland Hills School District GO	3.000%	9/1/2035	3,120	3,112
	Wyomissing Area School District GO	3.000%	2/1/2040	1,100	1,006
[4]	York County Northeastern School District GO	3.000%	3/1/2033	375	377
[4]	York County Northeastern School District GO	3.000%	3/1/2035	10	10
[4]	York County Northeastern School District GO	3.000%	3/1/2038	850	808
[4]	York County Northeastern School District GO	3.000%	3/1/2041	800	718
[4]	York County Northeastern School District GO	3.000%	3/1/2046	2,130	1,700
	York County Northeastern School District GO	5.000%	3/1/2049	2,000	2,071
					3,887,970
American Samoa (0.0%)
[2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	281
[2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	110	114
[2]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	102
					497
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	110
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	3,165	3,324
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	280	319
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,265	1,258
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,185	1,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	650	665
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	290	296
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	399
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	80	84
					7,767
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	3,273	3,496
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	5,186	5,759
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	2,397	1,772
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	5,670	5,803
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	2,952	3,000
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	1,182	1,183
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,175	4,047
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	750	789
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,305	1,391
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,365	1,447
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,255	1,339
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,170	2,265
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	261
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	600	631
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	490	475
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	0.000%	7/1/2031	108	91
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	891	855
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	787	709
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,329	2,798
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	675	524
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	11,454	11,474
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	259	259
					50,368
Virgin Islands (0.0%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,150	1,307
Total Tax-Exempt Municipal Bonds (Cost $3,958,800)					3,947,909
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	5,757	3,929
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	2,246	1,556
Total Taxable Municipal Bonds (Cost $4,887)					5,485
Total Investments (99.3%) (Cost $3,963,687)					3,953,394
Other Assets and Liabilities—Net (0.7%)					29,368
Net Assets (100%)					3,982,762
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the aggregate value was $121,006, representing 3.0% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
6	Securities with a value of $494 have been segregated as initial margin for open futures contracts.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	82	17,161	19
5-Year U.S. Treasury Note	June 2026	316	34,804	104
10-Year U.S. Treasury Note	June 2026	79	8,991	41
				164

Short Futures Contracts
Long U.S. Treasury Bond	June 2026	(47)	(5,568)	(40)
Ultra Long U.S. Treasury Bond	June 2026	(23)	(2,797)	(40)
				(80)
				84

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/2026	RBC	8,520	Buy	5-Year MMD AAA General Obligation Scale	3.500%	535	535	—
4/22/2026	RBC	670	Buy	5-Year MMD AAA General Obligation Scale	3.460%	40	40	—
4/22/2026	MSBNA	500	Buy	5-Year MMD AAA General Obligation Scale	3.460%	30	30	—
4/23/2026	JPMC	1,750	Buy	5-Year MMD AAA General Obligation Scale	3.380%	98	98	—
5/1/2026	BANA	925	Buy	10-Year MMD AAA General Obligation Scale	3.620%	89	89	—
5/6/2026	RBC	300	Buy	10-Year MMD AAA General Obligation Scale	3.620%	29	29	—
5/6/2026	MSBNA	275	Buy	10-Year MMD AAA General Obligation Scale	3.640%	27	27	—
						848	848	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
At February 28, 2026, the counterparties had deposited in segregated accounts securities with a value of $525 in connection with open over-the-counter municipal market rate lock contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,947,909	—	3,947,909
Taxable Municipal Bonds	—	5,485	—	5,485
Total	—	3,953,394	—	3,953,394
Derivative Financial Instruments
Assets
Futures Contracts[1]	164	—	—	164
Swap Contracts	—	848	—	848
Total	164	848	—	1,012
Liabilities
Futures Contracts[1]	(80)	—	—	(80)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.